Leases (Tables)	12 Months Ended
Dec. 31, 2025
Lease liabilities [abstract]
Disclosure of lease liabilities and maturity analysis

Lease liabilities	Barclays Bank Group
	2025	2024
	£m	£m
As at 1 January	542	280
Interest expense	29	29
New leases	98	11
Disposals	(8)	—
Cash payments	(69)	(73)
Exchange and other movements[1]	30	295
As at 31 December (see Note 21)	622	542
Note
1Exchange and other movements in 2024 include modification related to a lease extended by ~91 years.
The table below sets out a maturity analysis of undiscounted lease liabilities, showing the lease payments after the reporting date.

Undiscounted lease liabilities maturity analysis	Barclays Bank Group
	2025	2024
	£m	£m
Not more than one year	70	70
One to two years	73	66
Two to three years	61	61
Three to four years	59	46
Four to five years	49	40
Five to ten years	198	130
Greater than ten years	3,315	3,550
Total undiscounted lease liabilities as at 31 December	3,825	3,963
In 2024, Barclays had a lease modification for property "New York, 745 7th Avenue" wherein there was an extension of lease term by ~91 years.